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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein                 New York, New York         February 17, 2009
---------------------------    -------------------------     -----------------
    [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                        0
                                                                       ----
Form 13F Information Table Entry Total:                                  24
                                                                       ----
Form 13F Information Table Value Total:                          $1,199,379
                                                                -----------
                                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                     MHR Fund Management LLC
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2008

                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market     Shares/
                                   Title of      Cusip       Value         PRN       SH/ Put/         Shared  Shared
Issuer                              Class        Number    (X 1000S)      Amount     PRN Call   Sole  Defined Other Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                        Common      021211107     $102          226,363  SH         226,363             226,363
-----------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings, Ltd.
WTS $5 4/10/10                      WTS         G21176113     $8            250,000  SH         250,000             250,000
-----------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.          Common      268158102     $840        1,000,000  SH       1,000,000           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.        Common      291345106     $3,686      4,665,362  SH       4,665,362           4,665,362
-----------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Common New  452439201     $1,516        801,939  SH         801,939             801,939
-----------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.          Common New  45031X204     $401          556,915  SH         556,915             556,915
-----------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.       Common      471894105     $1,514      1,211,111  SH       1,211,111           1,211,111
-----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.           Common      492914106     $86,279    19,564,500  SH      19,564,500          19,564,500
-----------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions              Common      50212A106     $32,750     4,859,112  SH       4,859,112           4,859,112
-----------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.    Common New  521863308     $417,813   15,537,869  SH      15,537,869          15,537,869
-----------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Common New  535919203     $102,358   18,610,603  SH      18,610,603          18,610,603
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Common      543881106     $115,935    7,979,018  SH       7,979,018           7,979,018
-----------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                 Common      552541104     $12,783       827,400  SH         827,400             827,400
-----------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.         Common      58461X107     $2,483      1,986,133  SH       1,986,133           1,986,133
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.       Common      591708102     $196,562   13,236,524  SH      13,236,524          13,236,524
-----------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.             Common      640522108     $1,164      3,424,325  SH       3,424,325           3,424,325
-----------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Common      66986X106     $305          952,380  SH         952,380             952,380
-----------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                                Class A     Y6476R105     $8,651      1,358,100  SH       1,358,100           1,358,100
-----------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.         Common      709754105     $336          213,793  SH         213,793             213,793
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp.           Common      73104R102     $6,370        700,000  SH         700,000             700,000
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp WTS $7
1/10/2012                           WTS         73104R110     $10           218,000  SH         218,000             218,000
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.           Common      74153Q102     $205,055   12,832,000  SH      12,832,000          12,832,000
-----------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                 Common      752182105     $1,826        462,196  SH         462,196             462,196
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market     Shares/
                                   Title of      Cusip       Value         PRN       SH/ Put/         Shared  Shared
Issuer                              Class        Number    (X 1000S)      Amount     PRN Call   Sole  Defined Other Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
                                    Sponsored
TIM Participacoes SA - ADR          ADR Pfd     88706P106     $632           50,600  SH         50,600              50,600
-----------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                             $1,199,379
